Related Party Transactions - Summary of Connected Transactions with Unicom Group and its Subsidiaries (Detail) - Connected transactions with Unicom Group and its subsidiaries [member] - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Charges for value-added telecommunications services	¥ 43	¥ 30	¥ 42
Rental charges for property leasing	1,033	1,017	1,050
Charges for lease of telecommunications resources	277	270	281
Charges for engineering design and construction services	2,055	2,411	4,487
Charges for shared services	77	83	104
Charges for materials procurement services	34	60	88
Charges for ancillary telecommunications services	2,905	2,699	2,541
Charges for comprehensive support services	1,231	1,274	1,690
Income from comprehensive support services	83	67	¥ 51
Lending by Finance Company to Unicom Group	13,558	700
Repayment of loan lending by Finance Company	6,354	500
Interest income from lending services	¥ 150	¥ 8